Net Loss Per Share - Schedule of Anti-dilutive Securities Excluded from Calculation of Weighted Average Common Shares Outstanding (Detail) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,970,076	12,067,666
Warrants to Purchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,636,180	596,104	595,920	595,920
Deerfield Warrant to Purchase Series D Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,923,077	2,066,970	143,893
Warrants to Purchase Series D Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,823,827
Equity Incentive Plans
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,390,438	395,200	395,185	296,255
Convertible Notes
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,943,458	1,764,518	1,808,353
Unsecured Convertible Promissory Notes
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				683,417
Series A Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,293,895	1,293,838	1,293,838
Series B Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		829,333	829,234	829,234
Series C Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		2,474,322	2,474,121	2,474,121
Series D Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		967,390	967,359
Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		5,564,940